ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of breakdown of advances to suppliers

	December 31,
Description	2024	2023

Local currency	138,352	124,866
Foreign currency	205,203	124,861
Provision for loss (a)	(69,273)	(28,676)
	274,282	221,051

(a)Such balances were presented net in the amount of R$6,424 and R$22,252 in the national currency and foreign currency lines, respectively, disclosed on December 31, 2023.

The movement of the provision for losses on advances from suppliers [Table Text Block]
The movement of the provision for losses on advances from suppliers is presented below:

	December,31
Description	2024	2023

Balances at the beginning of the years	28,676	23,057
Additions	46,559	21,556
Reversal	(5,962)	(15,937)
Balances at the end of the years	69,273	28,676